Earnings per share (Details 2) - shares		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Weighted average number of ordinary shares diluted
Weighted average number of ordinary shares (basic)		179,180,285	154,330,243	150,417,470
Effect of stock options (Note 1)	[1]	1,462,892	1,427,183	646,569
Weighted average number of equity shares outstanding (diluted)		180,643,177	155,757,426	151,064,039

[1]	The Group has issued Associated Stock Options (ASOP 2014 - Refer Note 27) of which 11,056,100 options are outstanding as at March 31, 2020. These could potentially dilute basic earnings per share in the future.